Stock-Based Compensation (Details) - Schedule of Black-Scholes Option-Pricing Model Assumptions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Black-Scholes Option-Pricing Model Assumptions [Abstract]
Expected term minimum	4 years	3 years
Expected term maximum	5 years	5 years
Expected volatility minimum		48.35%
Expected volatility	58.56%
Expected volatility maximum		63.84%
Expected dividend rate	0.00%	0.00%
Risk-free rate minimum	3.85%	3.62%
Risk-free rate maximum	3.92%	4.21%